Rule 497(e)
                                      Registration Nos. 333-125751 and 811-21774



                        FIRST TRUST EXCHANGE-TRADED FUND

                        FIRST TRUST CAPITAL STRENGTH ETF
             FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND
                   FIRST TRUST DOW JONES INTERNET INDEX FUND
                FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND
                       FIRST TRUST ISE CHINDIA INDEX FUND
                 FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
                        FIRST TRUST ISE WATER INDEX FUND
              FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND
                FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND
             FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND
              FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND
              FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND
          FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND
                 FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND
                        FIRST TRUST S&P REIT INDEX FUND
                         FIRST TRUST US IPO INDEX FUND
               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
                 FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
                  FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF
   (Formerly known as First Trust Value Line(R) Equity Allocation Index Fund)


      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2014


                             DATED JANUARY 9, 2015

      As of the date hereof, any and all parts of the prospectus and statement of additional information relating to First Trust Total US Market AlphaDEX(R) ETF (formerly known as First Trust Value Line(R) Equity Allocation Index Fund) are hereby superseded by the prospectus and statement of additional information of First Trust Total US Market AlphaDEX(R) ETF, which is dated as of, and was filed with the Securities and Exchange Commission on, January 9, 2015.


          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE